Income Taxes - Income (Loss) from Continuing Operations Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Income before income taxes:
Canadian	$ (278)	$ (600)	$ (7,212)
Foreign	(4)	215	28
Income (loss) from continuing operations before income taxes	$ (282)	$ (385)	$ (7,184)